FAIR VALUE MEASUREMENTS - Reconciliation of derivative liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		$ 40,532,280
Issuance of Public, Private Warrants	$ 33,919,120
Derivative liabilities at ending	40,532,280	29,283,330
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		21,390,000
Issuance of Public, Private Warrants	19,458,000
Change in fair value	1,932,000	(4,140,000)
Derivative liabilities at ending	21,390,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		11,449,330
Issuance of Public, Private Warrants	10,415,200
Change in fair value	1,034,130	(2,216,000)
Derivative liabilities at ending	11,449,330
Forward Purchase Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		7,692,950
Issuance of Public, Private Warrants	4,045,920
Change in fair value	3,647,030	$ (4,892,950)
Derivative liabilities at ending	$ 7,692,950